Other Current Assets - Schedule of other current assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Current Assets Disclosure [Abstract]
Deposits to hotels	$ 22,564	$ 23,021
Other deposits to suppliers	25,949
Credit card receivable	30,693	$ 5,800
Total other current assets	$ 79,206	$ 28,821